UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

□ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______________to _________________

Date of Report (Date of earliest event reported): ____________________

Commission File Number of securitizer: _________________

Central Index Key Number of securitizer: _______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule l 5Ga-l (c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule l 5Ga-l (c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule l 5Ga-l (c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001760000

Idun (European Loan Conduit No. 42) S.à r.l.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ______________

Name and telephone number, including area code, of the person to contact in connection with this filing

Jane Lam, +1 212 761 3507

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) for any third-party due diligence report obtained by the issuer are attached as an exhibit to this form. Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 16, 2026		Morgan Stanley Principal Funding Inc.

	By:	/s/ Jane Lam
Jane Lam, Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Engagement to perform agreed-upon procedures in relation to a commercial mortgage loan secured against commercial leases on Pan-European logistics assets proposed to be the subject of a securitisation dated June 16, 2026 of KPMG LLP.